Intangible assets, net - Amortization expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Estimated amortization expenses
2021		¥ 3,706
2022		1,396
2023		291
Intangible assets, net	$ 826	¥ 5,393	¥ 5,399